Equity (Details Narrative)	Sep. 16, 2025 $ / shares shares	Oct. 07, 2024 $ / shares shares	Jul. 30, 2024 $ / shares shares	Jul. 24, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2025 SGD ($) shares		Dec. 31, 2024 $ / shares	Dec. 31, 2024 SGD ($) shares		Oct. 04, 2024	Jul. 30, 2024 $ / shares	Jul. 24, 2024 $ / shares	Oct. 04, 2023	May 12, 2023 USD ($) $ / shares shares
Class of Stock [Line Items]
Common Stock, Value, Issued					$ 24,374	[1]	$ 31,343	[1]		$ 31,343	[1]					$ 50,000
Ordinary shares, shares authorized					1,000,000,000		1,000,000,000			1,000,000,000						50,000,000
Ordinary shares, par value | $ / shares					$ 0.004				$ 0.004							$ 0.001
Reverse stock split	1-for-4 reverse stock split
Ordinary shares, shares outstanding					5,839,770		5,839,770			5,839,750
IPO [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares				$ 0.001
Sale of public units through public offering, net of offering cost, shares				2,750,000
Sale of stock, price per share | $ / shares														$ 4.75
MSC Consulting (S) Pte Ltd [Member]
Class of Stock [Line Items]
Equity method investment, ownership percentage					100.00%		100.00%					100.00%			100.00%
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized																35,000,000
Ordinary shares, par value | $ / shares																$ 0.001
Common Class A [Member] | Underwriting Agreement [Member] | Maxim Partners LLC [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares		$ 0.001
Sale of public units through public offering, net of offering cost, shares		200,000
Common Class A [Member] | IPO [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member]
Class of Stock [Line Items]
Sale of public units through public offering, net of offering cost, shares				2,750,000
Common Class A [Member] | Over-Allotment Option [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.001
Sale of public units through public offering, net of offering cost, shares			409,000
Sale of stock, price per share | $ / shares													$ 4.75
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized																15,000,000
Ordinary shares, par value | $ / shares																$ 0.001
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	800,000,000
Ordinary shares, par value | $ / shares	$ 0.004
Ordinary shares, shares outstanding	2,087,022
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	200,000,000
Ordinary shares, par value | $ / shares	$ 0.004
Ordinary shares, shares outstanding	3,742,748

[1]	The share numbers and amounts are presented on a retrospective basis, see Note 9.